Equity Method Investment (Notes)	12 Months Ended
Dec. 31, 2018
Equity Method Investment [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Equity Method Investment
On October 12, 2018 the Company invested $100.0 million in a related party, Scorpio Tankers, through participation in a public offering on a basis equivalent to other investors. As a result of this investment, the Company became a significant investor in Scorpio Tankers, holding a total of approximately 54.1 million shares of common stock, which was approximately 10.9% of the then issued and outstanding shares of Scorpio Tankers. While the Company was not directly invested in Scorpio Tankers, prior to this investment, it shared a number of shareholders, directors and officers (see Note 15, Related Party Transactions), which along with its investment interest indicated its ability to exercise significant influence. Accordingly, this investment is accounted for under the equity method. The Company uses the fair value option in accounting for its investment in Scorpio Tankers based upon the quoted market price of Scorpio Tankers common stock discounted for a lack of marketability due to our inability to sell the shares until January 7, 2019. As of December 31, 2018, the Company’s share of investee net assets exceeded its carrying value in its equity method investment by approximately $100.8 million.
Below is a table of equity investment activity (in thousands):

2018
Beginning balance	$—
Investment in Scorpio Tankers	100,000
Gain (loss) from change in fair value of investment in Scorpio Tankers	(7,719)
Equity Method investments at fair value	$92,281
Dividend income from Scorpio Tankers common stock	$541

The following table represents summarized information regarding the Company’s equity investee as of December 31, 2018 (in thousands):

December 31, 2018
Total revenues	$585,047
Operating income	10,542
Net loss	(190,071)

Current assets	$687,341
Non-current assets	4,096,823
Total assets	$4,784,164
Current liabilities	$447,200
Non-current liabilities	2,497,952
Total liabilities	$2,945,152